Income Taxes - Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Computed tax benefit at federal statutory rate	$ (9,606)	$ (4,206)	$ (1,358)
State tax benefit, net of effect on Federal income taxes	(1,577)	(690)	(223)
State tax credits, net of Federal benefit	(76)	(105)	(121)
Federal tax credits	(37)	0	(365)
Nondeductible stock option expense	284	467	180
State tax effect from permanent differences	224	79	17
Goodwill impairment	1,037	0	0
Other	42	16	(79)
Change in valuation allowance	10,046	4,476	2,805
Other, net	(337)	(37)	(856)
Total tax expense	$ 0	$ 0	$ 0